11. NON-FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Non-financial Assets And Liabilities
Schedule of changes in property plant and equipment
	Original values
Type of good	At the beginning	Increases	Impairment	Transfers	Decreases	Traslation effect	Reclasification to assets clasified as held for sales	At the end

Land	14	-	-	-	-	-	-	14
Buildings	202	1	(29)	8	-	(1)	(43)	138
Equipment and machinery	1,254	2	(158)	268	(3)	-	-	1,363
High, medium and low voltage lines	1,049	2	(111)	49	(2)	(34)	(953)	-
Substations	367	15	(47)	50	-	(11)	(374)	-
Transforming chamber and platforms	219	3	(26)	14	(2)	(5)	(203)	-
Meters	226	1	(23)	16	-	(7)	(213)	-
Wells	672	3	-	93	(4)	-	-	764
Mining property	253	-	-	-	-	-	-	253
Vehicles	22	3	(1)	-	-	(1)	(23)	-
Furniture and fixtures and software equipment	74	6	(1)	3	-	(1)	(29)	52
Communication equipments	15	-	-	4	-	-	(16)	3
Materials and spare parts	37	15	(2)	(12)	-	-	(7)	31
Petrochemical industrial complex	14	-	-	3	-	-	-	17
Work in progress	792	175	(1)	(490)	-	(10)	(333)	133
Advances to suppliers	18	13	-	(6)	-	-	(3)	22
Other goods	6	-	(4)	-	-	-	-	2
Total at 12.31.2020	5,234	239	(403)	-	(11)	(70)	(2,197)	2,792
Total at 12.31.2019	4,868	591	(112)	-	(40)	(73)	-	5,234

	Depreciation							Net book values
Type of good	At the beginning	Decreases	Impairment	For the year (1)	Traslation effect	Reclasification to assets clasified as held for sales	At the end	At the end	At 12.31.2019

Land	-	-	-	-	-	-	-	14	14
Buildings	(75)	-	13	(7)	-	8	(61)	77	127
Equipment and machinery	(411)	2	68	(96)	-	-	(437)	926	843
High, medium and low voltage lines	(344)	1	-	(36)	11	368	-	-	705
Substations	(115)	-	-	(14)	4	125	-	-	252
Transforming chamber and platforms	(63)	-	-	(8)	3	68	-	-	156
Meters	(87)	-	-	(10)	3	94	-	-	139
Wells	(386)	-	-	(74)	-	-	(460)	304	286
Mining property	(144)	-	-	(17)	-	-	(161)	92	109
Vehicles	(21)	-	-	(3)	-	18	(6)	(6)	1
Furniture and fixtures and software equipment	(57)	-	1	(8)	-	20	(44)	8	17
Communication equipments	(10)	-	-	(1)	-	10	(1)	2	5
Materials and spare parts	(3)	-	-	(1)	-	1	(3)	28	34
Petrochemical industrial complex	(8)	-	-	(1)	-	-	(9)	8	6
Work in progress	-	-	-	-	-	-	-	133	792
Advances to suppliers	-	-	-	-	-	-	-	22	18
Other goods	(3)	-	3	-	-	-	-	2	3
Total at 12.31.2020	(1,727)	3	85	(276)	21	712	(1,182)	1,610
Total at 12.31.2019	(1,552)	12	50	(255)	18	-	(1,727)		3,507

(1)	Includes US$ 77 million corresponding to discontinued operations for 2020 and 2019.

Schedule of changes in intangible assets
	Original values
Type of good	At the beginning	Impairment	Traslate Effect	Reclasification to assets clasified as held for sales
					At the end

Concession agreements	270	(147)	(3)	(100)	20
Goodwill	35	-	-	-	35
Intangibles identified in acquisitions of companies	7	-	-	-	7
Total at 12.31.2020	312	(147)	(3)	(100)	62
Total at 12.31.2019	314	-	(2)	-	312

	Depreciation
Type of good	At the beginning	Impairment	For the year (1)	Reclasification to assets clasified as held for sales	At the end

Concession agreements	(159)	129	(5)	16	(19)
Intangibles identified in acquisitions of companies	(2)	-	-	-	(2)
Total at 12.31.2020	(161)	129	(5)	16	(21)
Total at 12.31.2019	(154)	-	(7)	-	(161)

	Net book values
Type of good	At the end	At 12.31.2019

Concession agreements	1	111
Goodwill	35	35
Intangibles identified in acquisitions of companies	5	5
Total at 12.31.2020	41
Total at 12.31.2019		151

(1)	As of December 31, 2020, and considering the assumptions detailed in Note 11.1, the assessment of recoverability for the Diamante and Nihuiles hydroelectric power plants from the Power Generation segment, with income generated in the spot market, resulted in the recognition of impairment losses for US$ 18 million.
(2)	It includes US$ 1 million and US$ 1 million corresponding to Discontinued operations for fiscal year 2020 and 2019, respectively.

Schedule of deferred tax assets and liabilities

The composition of the deferred tax assets and liabilities is as follows:

	12.31.2019	Profit (loss)	Gain on monetary position, net	Reclasification to assets clasified as held	Other reclasifications	12.31.2020
Tax loss carryforwards	111	18	-	(3)	-	126
Intangible assets	-	3	-	-	-	3
Trade and other receivables	13	9	-	(16)	-	6
Trade and other payables	13	(2)	-	(8)	-	3
Salaries and social security payable	2	4	-	(3)	-	3
Defined benefit plans	7	(1)	-	(1)	-	5
Provisions	39	(1)	-	(10)	-	28
Adjustment for tax inflation	8	(4)	-	-	-	4
Other	-	1	-	-	-	-
Deferred tax asset	193	27	-	(41)	-	178
Property, plant and equipment	(384)	89	10	271	-	(13)
Adjustment for tax inflation	(99)	(81)	1	41	136	(2)
Investments in companies	(8)	(17)	-	-	-	(25)
Intangible assets	(13)	2	-	-	-	(11)
Inventory	(10)	(1)	-	5	-	(6)
Trade and other receivables	(4)	(3)	-	-	-	(7)
Financial assets at fair value through profit and loss	(11)	3	-	4	-	(4)
Taxes payable	(4)	1	-	-	-	(3)
Other	-	-	-	-	-	-
Deferred tax liabilities	(533)	(7)	11	321	136	(71)

	12.31.2018	Profit (loss)	Gain on monetary position, net	12.31.2019
Tax loss carryforwards	52	59	-	111
Trade and other receivables	12	1	-	13
Trade and other payables	52	(37)	(2)	13
Salaries and social security payable	1	1	-	2
Defined benefit plans	9	(2)	-	7
Provisions	32	7	-	39
Taxes payable	6	(6)	-	-
Adjustment for tax inflation	-	8	-	8
Other	2	(2)	-	-
Deferred tax asset	166	29	(2)	193
Property, plant and equipment	(334)	(55)	5	(384)
Adjustment for tax inflation	-	(99)	-	(99)
Investments in companies	(19)	11	-	(8)
Intangible assets	(193)	175	5	(13)
Inventory	-	(10)	-	(10)
Trade and other receivables	(7)	3	-	(4)
Financial assets at fair value through profit and loss	(9)	(2)	-	(11)
Borrowings	(3)	3	-	-
Taxes payable	-	(4)	-	(4)
Other	(6)	6	-	-
Deferred tax liabilities	(571)	28	10	(533)

Schedule of net deferred tax assets and liabilities
	12.31.2020	12.31.2019
Deferred tax asset	108	28
Deferred tax liabilities	(1)	(368)
Deferred tax assets (liabilities), net	107	(340)

Schedule of inventories
	12.31.2020	12.31.2019

Materials and spare parts	79	95
Advances to suppliers	3	21
In process and finished products	34	37
Total	116	153

Schedule of provisions
	12.31.2020	12.31.2019
Non-Current
Provisions for contingencies	91	123
Asset retirement obligation and dismantling of wind turbines	19	20
Environmental remediation	1	1
Other provisions	-	1
	111	145
Current
Provisions for contingencies	12	16
Asset retirement obligation and dismantling of wind turbines	2	2
Environmental remediation	2	2
	16	20

Schedule of changes in provisions
	12.31.2020
	For contingencies	Asset retirement obligation and dismantling of wind turbines	For environmental remediation

At the beginning of the year	139	22	3
Increases	21	2	-
Decreases	(1)	-	-
Exchange differences on translation	(15)	-	-
Reversal of unused amounts	(8)	(3)	-
Reclasification liabilities associated to assets classified as held for sale	(33)	-	-
At the end of the year	103	21	3

	12.31.2019
	For contingencies	Asset retirement obligation and dismantling of wind turbines	For environmental remediation

At the beginning of the year	142	22	5
Increases	41	3	-
Exchange differences on translation	(4)	-	-
Gain on monetary position, net	(17)	-	-
Decreases	(10)	-	(2)
Reversal of unused amounts	(13)	(3)	-
At the end of the year	139	22	3

	12.31.2018
	For contingencies	Asset retirement obligation	For environmental remediation

At the beginning of the year	141	42	6
Increases	106	37	6
Reclasification	-	(18)	-
Gain on monetary position, net	(52)	(18)	(2)
Decreases	(23)	(5)	(5)
Reversal of unused amounts	(30)	(16)	-
At the end of the year	142	22	5

Schedule of income tax and minimum notional income tax liability
	Note	12.31.2020	12.31.2019
Non-current
Income tax, net of witholdings and advances	10.6	131	10
Total non current		131	10

Current
Income tax, net of witholdings and advances		11	53
Total current		11	53

Schedule of tax liabilities
	12.31.2020	12.31.2019
Non-current
Sales tax	2	1
Extraordinary Canon	-	3
Total non-current	2	4

Current
Value added tax	12	38
Municipal, provincial and national contributions	-	3
Personal assets tax provision	1	3
Payment plans	1	1
Municipal taxes	-	2
Tax withholdings to be deposited	2	6
Royalties	4	4
Extraordinary Canon	16	12
Other	-	3
Total current	36	72

Schedule of defined benefit plan information
	12.31.2020
	Present value of the obligation	Fair value of plan assets	Net liability at the end of the year
Liabilities at the beginning	36	(5)	31
Items classified in profit or loss
Current services cost	3	-	3
Cost for interest	16	(2)	14
Items classified in other comprehensive income
Actuarial (gains) losses	(3)	1	(2)
Benefit payments	(2)	-	(2)
Reclasification liabilities associated to assets classified as held for sale	(10)	-	(10)
Gain on monetary position, net	(15)	2	(13)
At the end	25	(4)	21

	12.31.2019
	Present value of the obligation	Present value of assets	Net liability at the end of the year
Liabilities at the beginning	40	(5)	35
Items classified in profit or loss
Current services cost	3	-	3
Cost for interest	15	(2)	13
Items classified in other comprehensive income
Actuarial (gains) losses	(2)	-	(2)
Benefit payments	(2)	-	(2)
Gain on monetary position, net	(18)	2	(16)
At the end	36	(5)	31

	12.31.2018
	Present value of the obligation	Present value of assets	Net liability at the end of the year
Liabilities at the beginning	47	(3)	44
Items classified in profit or loss
Current services cost	2	-	2
Cost for interest	9	(1)	8
Past services cost	(5)	-	(5)
Items classified in other comprehensive income
Actuarial (gains) losses	6	(2)	4
Benefit payments	(3)	-	(3)
Gain on monetary position, net	(16)	1	(15)
At the end	40	(5)	35

Schedule of estimated expected benefits payments
12.31.2020
Less than one year	4
One to two years	2
Two to three years	2
Three to four years	2
Four to five years	2
Six to ten years	10

Schedule of principal actuarial assumptions	Significant actuarial assumptions used were as follows:
	12.31.2020	12.31.2019	12.31.2018
Discount rate	4%	5%	5%
Salaries increase	1%	1%	1%
Average inflation	46%	27%	27%

Schedule of sensitivity analyses on actuarial assumptions variations

The following sensitivity analysis shows the effect of a variation in the discount rate and salaries increase on the obligation amount:

12.31.2020
Discount rate: 4%
Obligation	27
Variation	2
10%

Discount rate: 6%
Obligation	23
Variation	(2)
(9%)

Salaries increase: 0%
Obligation	24
Variation	(1)
(4%)

Salaries increase: 2%
Obligation	26
Variation	1
5%

Schedule of salaries and social security payable
	12.31.2020	12.31.2019
Non-current
Seniority - based bonus	-	3
Early retirements payable	-	1
Total non-current	-	4

Current
Salaries and social security contributions	3	22
Provision for vacations	7	17
Provision for gratifications and annual bonus for efficiency	13	26
Total current	23	65